Dividends, Bonus and Buyback of equity shares	12 Months Ended
Mar. 31, 2018
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Dividends, Bonus and Buyback of equity shares

18. Dividends, Bonus and Buyback of equity shares

The Company declares and pays dividends in Indian rupees. According to the Companies Act, 2013 any dividend should be declared out of accumulated distributable profits. A Company may, before the declaration of any dividend, transfer a percentage of its profits for that financial year as it may consider appropriate to the reserves.

The cash dividends paid per equity share were ₹12, ₹3 and ₹1, during the years ended March 31, 2016, 2017 and 2018, respectively, including an interim dividend of ₹5, ₹2 and ₹1 for the year ended March 31, 2016, 2017 and 2018, respectively.

The bonus issue in the proportion of 1:1 i.e.1 (One) bonus equity share of ₹2 each for every 1 (one) fully paid-up equity share held (including ADS holders) had been approved by the shareholders of the Company on June 3, 2017 through Postal Ballot /e-voting. For this purpose, June 14, 2017, was fixed as the record date. Consequently, on June 15, 2017, the Company allotted 2,433,074,327 shares and ₹4,866 (representing par value of ₹2 per share) has been transferred from retained earnings to share capital.

During the year ended March 31, 2018, the Company has concluded the buyback of 343,750,000 equity shares as approved by the Board of Directors on July 20, 2017. This has resulted in a total cash outflow of ₹110,000. In line with the requirement of the Companies Act 2013, an amount of ₹1,656 and ₹108,344 has been utilized from the share premium account and retained earnings respectively. Further, capital redemption reserves (included in other reserves) of ₹687 (representing the nominal value of the shares bought back) has been created as an apportionment from retained earnings. Consequent to such buyback, share capital has reduced by ₹687.